Summary of Significant Accounting Policies - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2018 USD ($)
Accounting Policies [Abstract]
Cash	$ 4,947,000
Accounts receivable and contract assets	3,934,000
Other assets	317,000
Accounts payable and accrued liabilities	$ 2,534,000
Trade name useful live	10 years